PROVISION FOR ENVIRONMENTAL REHABILITATION - Decommissioning Restoration and Rehabilitation Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Opening balance	R 616.8	R 562.1
Unwinding of provision	58.6	56.3	R 46.2
Change in estimate of environmental rehabilitation recognised in profit or loss (a)	(98.0)	(11.6)	(7.1)
Change in estimate of environmental rehabilitation recognised to decommissioning asset	7.4	34.7
Environmental rehabilitation payments to reduce the liability	(26.1)	(24.7)
Closing balance	558.7	616.8	R 562.1
Ongoing rehabilitation expenditure	(19.3)	(16.1)
Total cash spent on environmental rehabilitation	(45.4)	(40.8)
To reduce decommissioning liabilities
Disclosure of other provisions [line items]
Environmental rehabilitation payments to reduce the liability	(26.1)	(23.4)
To reduce restoration liabilities
Disclosure of other provisions [line items]
Environmental rehabilitation payments to reduce the liability	R 0.0	R (1.3)